DAVIS NEW YORK VENTURE FUND, INC.
CERTIFICATION PURSUANT TO RULE 497(j)
The undersigned on behalf of Davis New York Venture Fund, Inc. (“the Registrant”) hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have materially differed from that contained in the Registrant’s post-effective amendment to its registration statement filed on edgar on December 21, 2009. The text of such amendment to the registration statement was filed electronically.
Dated: December 29, 2009
Davis New York Venture Fund, Inc.

By: /s/ Thomas D. Tays Thomas D. Tays, Secretary